Summary of Material Accounting Policies - Equity (Details)	Dec. 31, 2023 USD ($) class Vote $ / shares shares	Dec. 31, 2022 USD ($) shares	Jan. 26, 2022 $ / shares shares	Jan. 24, 2022 $ / shares shares	Dec. 31, 2021 shares	Dec. 14, 2021 $ / shares shares	Dec. 09, 2021 $ / shares shares	Dec. 06, 2021 $ / shares shares	Dec. 31, 2020 shares	Apr. 06, 2020 $ / shares shares	Mar. 09, 2020 $ / shares shares
Summary of Material Accounting Policies
Number of classes of common stock | class	1
Number of votes per share | Vote	1
Number of shares outstanding	32,194,108	32,194,108	32,194,108	32,296,681	32,316,681	32,316,681	32,345,417	32,353,417	32,375,917	32,375,917	32,625,917
Par value per share (in dollars per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Number of treasury shares	695,892
Treasury shares | $	$ 4,583,929	$ 4,583,929